SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
2009

Average risk-free rate of return	1.51%~2.40%
Expected term	6~10 years
Volatility rate	84%
Dividend yield	0%

Schedule of Stock Option Activity
			Weighted average
	Number of	Weighted average	remaining	Aggregate
	Options	exercise price	contract term	intrinsic value

Outstanding at January 1, 2014	297,120	$1.087	2.65	$-
Forfeited	(94,810)	$1.283	1.33	$-
Outstanding at December 31, 2014 (all vested and exercisable)	202,310	$0.995	1.33	$-